NUVEEN HIGH YIELD CORPORATE BOND ETF

NUVEEN INTERNATIONAL AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 23, 2026

TO THE PROSPECTUS DATED SEPTEMBER 23, 2025

Effective January 23, 2026, Ms. Rui (Vivian) Liu, CFA no longer serves as a portfolio manager of the Nuveen High Yield Corporate Bond ETF and the Nuveen International Aggregate Bond ETF (together, the “Funds”), and all references to Ms. Liu are deleted in their entirety. The Funds will continue to be managed by Mr. James Tsang, CFA and Mr. Joseph Spinelli.

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FUND’S PROSPECTUS

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NGN-HYCIAB-0126P

NUVEEN ENHANCED YIELD U.S. AGGREGATE BOND ETF

NUVEEN ESG 1-5 YEAR U.S. AGGREGATE BOND ETF

NUVEEN ESG HIGH YIELD CORPORATE BOND ETF

NUVEEN ESG U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 23, 2026

TO THE PROSPECTUS DATED NOVEMBER 28, 2025

Effective January 23, 2026, Joseph Spinelli, has been named a portfolio manager of Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF, and Nuveen ESG U.S. Aggregate Bond ETF (collectively, the “Funds”), and Rui (Vivian) Liu, CFA, is no longer a portfolio manager of the Funds. Therefore, all references to Rui (Vivian) Liu are hereby removed from each Fund’s portfolio management team disclosure in the Prospectus. James Tsang, CFA, will continue to serve as portfolio manager for the Funds. Accordingly, the following information supplements the “Portfolio Managers” description under the “Management” section of each Fund’s Summary Prospectus and the “Fund Management—Who Manages the Funds” section of the Funds’ Prospectus.

Joseph Spinelli, is a Senior Director, Portfolio Manager at Teachers Advisors, LLC (“TAL”) (portfolio management of equity portfolios and research). He joined TAL* in 2011 and has total industry experience since 2011.

* Including tenure at affiliate or predecessor firms, as applicable.

There are no other changes to the Funds’ portfolio management team, and there are no changes to each Fund’s investment objectives, principal investment strategies or principal risks.

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NGN-NUETF-0126P

NUVEEN HIGH YIELD CORPORATE BOND ETF

NUVEEN INTERNATIONAL AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 23, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 23, 2025

Effective January 23, 2026, Ms. Rui (Vivian) Liu, CFA no longer serves as a portfolio manager of the Nuveen High Yield Corporate Bond ETF and the Nuveen International Aggregate Bond ETF (together, the “Funds”), and all references to Ms. Liu are deleted in their entirety. The Funds will continue to be managed by Mr. James Tsang, CFA and Mr. Joseph Spinelli.

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FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

NGN-HYCIABSAI-0126P

NUVEEN ENHANCED YIELD U.S. AGGREGATE BOND ETF

NUVEEN ESG 1-5 YEAR U.S. AGGREGATE BOND ETF

NUVEEN ESG HIGH YIELD CORPORATE BOND ETF

NUVEEN ESG U.S. AGGREGATE BOND ETF

SUPPLEMENT DATED JANUARY 23, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2025

1.

Effective January 23, 2026, Joseph Spinelli, has been named a portfolio manager of Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF, and Nuveen ESG U.S. Aggregate Bond ETF (collectively, the “Funds”). Accordingly, his name has been added, with respect to each Fund, under the “Service Providers—Portfolio Managers” section of the Funds’ Statement of Additional Information (“SAI”).

2.

Effective January 23, 2026, Rui (Vivian) Liu, CFA, is no longer a portfolio manager of the Funds. Therefore, all references to Rui (Vivian) Liu are hereby removed from the SAI. James Tsang, CFA, will continue to serve as portfolio manager for the Funds.

3.

The following table, which includes the other accounts managed by Joseph Spinelli as of November 30, 2025, supplements the information set forth under “Other Accounts Managed by the Portfolio Managers” in the same section of the SAI:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Nuveen Enhanced Yield U.S. Aggregate Bond ETF

Joseph Spinelli	Registered Investment Companies	2	$2,863.01	0	$0

	Other Pooled Investment Vehicles	0	$0	0	$0

	Other Accounts	2	$201.48	0	$0

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF

Joseph Spinelli	Registered Investment Companies	2	$2,863.01	0	$0

	Other Pooled Investment Vehicles	0	$0	0	$0

	Other Accounts	2	$201.48	0	$0

Nuveen ESG High Yield Corporate Bond ETF

Joseph Spinelli	Registered Investment Companies	2	$2,863.01	0	$0

	Other Pooled Investment Vehicles	0	$0	0	$0

	Other Accounts	2	$201.48	0	$0

Nuveen ESG U.S. Aggregate Bond ETF

Joseph Spinelli	Registered Investment Companies	2	$2,863.01	0	$0

	Other Pooled Investment Vehicles	0	$0	0	$0

	Other Accounts	2	$201.48	0	$0

In addition, the following sentence supplements the information set forth under “Beneficial Ownership of Securities by the Portfolio Managers” in the SAI:

As of December 31, 2025, Joseph Spinelli, did not beneficially own any shares of the Funds.

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NGN-NUETFSAI-0126P